Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net earnings	$ 752	$ 826	$ 907
Other comprehensive income (loss), net of tax:
Unrealized gain on available-for-sale securities, net of taxes of $1 million, $2 million and $2 million, respectively	10	3	6
Reclassification of realized gain on available-for-sale securities, net of taxes of $6 million and $2 million, respectively	(8)	0	(3)
Foreign currency translation adjustment, net of taxes	28	(71)	(13)
Other comprehensive income (loss)	30	(68)	(10)
Total comprehensive income	$ 782	$ 758	$ 897